Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

Fair Value Hierarchy

ASC 820 defined and established a framework for measuring fair value and expands disclosures about fair value measurements for financial assets and liabilities that are adjusted to fair value on a recurring basis and/or financial assets and liabilities that are measured at fair value on a nonrecurring basis, which have been adjusted to fair value during the period. In accordance with ASC 820, we have categorized our financial assets and liabilities that are adjusted to fair value, based on the priority of the inputs to the valuation technique, following the three-level fair value hierarchy prescribed by ASC 820 as follows:

Level 1 - unadjusted quoted prices for identical assets or liabilities in an active market;

Level 2 - inputs from quoted prices in markets where trading occurs infrequently or quoted prices of instruments with similar attributes in active markets; and

Level 3 - unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

As of June 30, 2015 and December 31, 2014, all of IPALCO’s financial assets or liabilities adjusted to fair value on a recurring basis (excluding pension assets – see Note 6, “Pension and Other Postretirement Benefits”) were considered Level 3, based on the above fair value hierarchy. These primarily consisted of financial transmission rights, which are used to offset MISO congestion charges. Because the benefit associated with financial transmission rights is a flow-through to IPL’s jurisdictional customers, IPL records a regulatory liability matching the value of the financial transmission rights. In addition, IPALCO had one financial asset, a nonutility investment accounted for using the cost method of accounting, which is measured at fair value on a nonrecurring basis, again using Level 3 measurements. No adjustments were made to this asset during the periods covered by this report. All of these financial assets and liabilities were not material to the Financial Statements in the periods covered by this report, individually or in the aggregate.

Whenever possible, quoted prices in active markets are used to determine the fair value of our financial instruments. Our financial instruments are not held for trading or other speculative purposes. The estimated fair value of financial instruments has been determined by using available market information and appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that we could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Cash Equivalents

As of June 30, 2015 and December 31, 2014, our cash equivalents consisted of money market funds. The fair value of cash equivalents approximates their book value due to their short maturity (Level 1), which was $1.2 million and $5.1 million as of June 30, 2015 and December 31, 2014, respectively.

Indebtedness

The fair value of our outstanding fixed-rate debt has been determined on the basis of the quoted market prices of the specific securities issued and outstanding. Because trading of our debt occurs somewhat infrequently, we consider the fair values to be Level 2. It is not the purpose of this disclosure to approximate the value on the basis of how the debt might be refinanced.
The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness for the periods ending:

	June 30, 2015		December 31, 2014
	Face Value	Fair Value	Face Value	Fair Value
	(In Millions)
Fixed-rate	$1,993.8	$2,138.2	$1,955.3	$2,231.2
Variable-rate	105.0	105.0	50.0	50.0
Total indebtedness	$2,098.8	$2,243.2	$2,005.3	$2,281.2

The difference between the face value and the carrying value of this indebtedness represents unamortized discounts of $3.4 million and $4.3 million at June 30, 2015 and December 31, 2014, respectively.

Other Non-Recurring Fair Value Measurements

ASC 410 “Asset Retirement and Environmental Obligations” addresses financial accounting and reporting for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal operation. A legal obligation for purposes of ASC 410 is an obligation that a party is required to settle as a result of an existing law, statute, ordinance, written or oral contract or the doctrine of promissory estoppel. IPL’s ARO liabilities relate primarily to environmental issues involving asbestos-containing materials, ash ponds, landfills and miscellaneous contaminants associated with its generating plants, transmission system and distribution system. We use the cost approach to determine the fair value of IPL’s ARO liabilities, which is estimated by discounting expected cash outflows to their present value at the initial recording of the liabilities. Cash outflows are based on the approximate future disposal costs as determined by market information, historical information or other management estimates. These inputs to the fair value of the ARO liabilities would be considered Level 3 inputs under the fair value hierarchy. As of June 30, 2015 and December 31, 2014, ARO liabilities were $60.6 million and $59.1 million, respectively.

FAIR VALUE MEASUREMENTS

Fair Value Hierarchy

ASC 820 defined and established a framework for measuring fair value and expands disclosures about fair value measurements for financial assets and liabilities that are adjusted to fair value on a recurring basis and/or financial assets and liabilities that are measured at fair value on a nonrecurring basis, which have been adjusted to fair value during the period. In accordance with ASC 820, we have categorized our financial assets and liabilities that are adjusted to fair value, based on the priority of the inputs to the valuation technique, following the three-level fair value hierarchy prescribed by ASC 820 as follows:

Level 1 - unadjusted quoted prices for identical assets or liabilities in an active market;

Level 2 - inputs from quoted prices in markets where trading occurs infrequently or quoted prices of instruments with similar attributes in active markets; and

Level 3 - unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

Whenever possible, quoted prices in active markets are used to determine the fair value of our financial instruments. Our financial instruments are not held for trading or other speculative purposes. The estimated fair value of financial instruments has been determined by using available market information and appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that we could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Cash Equivalents

As of December 31, 2014 and 2013, our cash equivalents consisted of money market funds. The fair value of cash equivalents approximates their book value due to their short maturity (Level 1), which was $5.1 million and $5.4 million as of December 31, 2014 and 2013, respectively.

Pension Assets

As of December 31, 2014 and 2013, IPL’s pension assets are recognized at fair value in the determination of our net accrued pension obligation in accordance with the guidelines established in ASC 715 and ASC 820, which is described below. For a complete discussion of the impact of recognizing pension assets at fair value, please refer to Note 11,  “Pension and Other Postretirement Benefits.”

Indebtedness

The fair value of our outstanding fixed rate debt has been determined on the basis of the quoted market prices of the specific securities issued and outstanding. In certain circumstances, the market for such securities was inactive and therefore the valuation was adjusted to consider changes in market spreads for similar securities. Accordingly, the purpose of this disclosure is not to approximate the value on the basis of how the debt might be refinanced.

The following table shows the face value and the fair value of fixed rate and variable rate indebtedness (Level 2) for the periods ending:

	December 31, 2014		December 31, 2013
	Face Value	Fair Value	Face Value	Fair Value
	(In Millions)
Fixed-rate	$1,955.3	$2,231.2	$1,825.3	$1,941.8
Variable-rate	50.0	50.0	50.0	50.0
Total indebtedness	$2,005.3	$2,281.2	$1,875.3	$1,991.8

The difference between the face value and the carrying value of this indebtedness represents unamortized discounts of $4.3 million and $3.6 million at December 31, 2014 and December 31, 2013, respectively.

Other Financial Assets and Liabilities

As of December 31, 2014 and 2013, all (excluding pension assets – see Note 11, “Pension and Other Postretirement Benefits”)  of IPALCO’s financial assets or liabilities measured at fair value on a recurring basis were considered Level 3, based on the fair value hierarchy. The following table presents those financial assets and liabilities:

	Fair Value Measurements Using Level 3 at
	December 31, 2014	December 31, 2013
	(In Thousands)
Financial assets:
Financial transmission rights	$6,235	$4,288
Total financial assets measured at fair value	$6,235	$4,288
Financial liabilities:
Other derivative liabilities	$140	$155
Total financial liabilities measured at fair value	$140	$155

The following table sets forth a reconciliation of financial instruments, measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy  (note, amounts in this table indicate carrying values, which approximate fair values):

Derivative Financial Instruments, net Liability
(In Thousands)
Balance at January 1, 2012	$2,598
Unrealized gain recognized in earnings	11
Issuances	8,832
Settlements	(9,192)
Balance at December 31, 2012	$2,249
Unrealized gain recognized in earnings	15
Issuances	13,621
Settlements	(11,752)
Balance at December 31, 2013	$4,133
Unrealized gain recognized in earnings	16
Issuances	15,710
Settlements	(13,764)
Balance at December 31, 2014	$6,095

Valuation Techniques

FTRs

In connection with IPL’s participation in MISO, in the second quarter of each year IPL is granted financial instruments that can be converted into cash or FTRs based on IPL’s forecasted peak load for the period. FTRs are used in the MISO market to hedge IPL’s exposure to congestion charges, which result from constraints on the transmission system. IPL converts all of these financial instruments into FTRs. IPL’s FTRs are valued at the cleared auction prices for FTRs in the MISO’s annual auction. Because of the infrequent nature of this valuation, the fair value assigned to the FTRs is considered a Level 3 input under the fair value hierarchy required by ASC 820. An offsetting regulatory liability has been recorded as these revenues or costs will be flowed through to customers through the FAC. As such, there is no impact on our Consolidated Statements of Income.

Other Non-Recurring Fair Value Measurements

ASC 410 “Asset Retirement and Environmental Obligations” addresses financial accounting and reporting for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal operation. A legal obligation for purposes of ASC 410 is an obligation that a party is required to settle as a result of an existing law, statute, ordinance, written or oral contract or the doctrine of promissory estoppel. IPL’s ARO liabilities relate primarily to environmental issues involving asbestos-containing materials, ash ponds, landfills and miscellaneous contaminants associated with its generating plants, transmission system and distribution system. We use the cost approach to determine the fair value of IPL’s ARO liabilities, which is estimated by discounting expected cash outflows to their present value at the initial recording of the liabilities. Cash outflows are based on the approximate future disposal costs as determined by market information, historical information or other management estimates. These inputs to the fair value of the ARO liabilities would be considered Level 3 inputs under the fair value hierarchy. Additions to the ARO liabilities were $15.4 million and $22.7 million during 2014 and 2013, respectively. As of December 31, 2014 and December 31, 2013, ARO liabilities were $59.1 million and $41.4 million, respectively.

Indianapolis Power And Light Company [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

Fair Value Hierarchy

ASC 820 defined and established a framework for measuring fair value and expands disclosures about fair value measurements for financial assets and liabilities that are adjusted to fair value on a recurring basis and/or financial assets and liabilities that are measured at fair value on a nonrecurring basis, which have been adjusted to fair value during the period. In accordance with ASC 820, we have categorized our financial assets and liabilities that are adjusted to fair value, based on the priority of the inputs to the valuation technique, following the three-level fair value hierarchy prescribed by ASC 820 as follows:

Level 1 - unadjusted quoted prices for identical assets or liabilities in an active market;

Level 2 - inputs from quoted prices in markets where trading occurs infrequently or quoted prices of instruments with similar attributes in active markets; and

Level 3 - unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

IPL did not have any financial assets or liabilities measured at fair value on a nonrecurring basis, which have been adjusted to fair value during the periods covered by this report. As of June 30, 2015 and December 31, 2014, all of IPL’s financial assets or liabilities adjusted to fair value on a recurring basis (excluding pension assets – see Note 6, “Pension and Other Postretirement Benefits”) were considered Level 3, based on the above fair value hierarchy. These primarily consisted of financial transmission rights, which are used to offset MISO congestion charges. Because the benefit associated with financial transmission rights is a flow-through to IPL’s jurisdictional customers, IPL records a regulatory liability matching the value of the financial transmission rights. All of these financial assets and liabilities were not material to the Financial Statements in the periods covered by this report, individually or in the aggregate.

Whenever possible, quoted prices in active markets are used to determine the fair value of our financial instruments. Our financial instruments are not held for trading or other speculative purposes. The estimated fair value of financial instruments has been determined by using available market information and appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that we could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Cash Equivalents

As of June 30, 2015 and December 31, 2014, our cash equivalents consisted of money market funds. The fair value of cash equivalents approximates their book value due to their short maturity (Level 1), which was $0.0 million and $0.2 million as of June 30, 2015 and December 31, 2014, respectively.

Indebtedness

The fair value of our outstanding fixed-rate debt has been determined on the basis of the quoted market prices of the specific securities issued and outstanding. Because trading of our debt occurs somewhat infrequently, we consider the fair values to be Level 2. It is not the purpose of this disclosure to approximate the value on the basis of how the debt might be refinanced.

The following table shows the face value and the fair value of fixed-rate and variable-rate indebtedness for the periods ending:

	June 30, 2015		December 31, 2014
	Face Value	Fair Value	Face Value	Fair Value
	(In Millions)
Fixed-rate	$1,155.3	$1,273.3	$1,155.3	$1,386.2
Variable-rate	105.0	105.0	50.0	50.0
Total indebtedness	$1,260.3	$1,378.3	$1,205.3	$1,436.2

The difference between the face value and the carrying value of this indebtedness represents unamortized discounts of $2.9 million and $2.9 million at June 30, 2015 and December 31, 2014, respectively.

Other Non-Recurring Fair Value Measurements

ASC 410 “Asset Retirement and Environmental Obligations” addresses financial accounting and reporting for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal operation. A legal obligation for purposes of ASC 410 is an obligation that a party is required to settle as a result of an existing law, statute, ordinance, written or oral contract or the doctrine of promissory estoppel. IPL’s ARO liabilities relate primarily to environmental issues involving asbestos-containing materials, ash ponds, landfills and miscellaneous contaminants associated with its generating plants, transmission system and distribution system. We use the cost approach to determine the fair value of IPL’s ARO liabilities, which is estimated by discounting expected cash outflows to their present value at the initial recording of the liabilities. Cash outflows are based on the approximate future disposal costs as determined by market information, historical information or other management estimates. These inputs to the fair value of the ARO liabilities would be considered Level 3 inputs under the fair value hierarchy. As of June 30, 2015 and December 31, 2014, ARO liabilities were $60.6 million and $59.1 million, respectively.

FAIR VALUE MEASUREMENTS

Fair Value Hierarchy

ASC 820 defined and established a framework for measuring fair value and expands disclosures about fair value measurements for financial assets and liabilities that are adjusted to fair value on a recurring basis and/or financial assets and liabilities that are measured at fair value on a nonrecurring basis, which have been adjusted to fair value during the period. In accordance with ASC 820, we have categorized our financial assets and liabilities that are adjusted to fair value, based on the priority of the inputs to the valuation technique, following the three-level fair value hierarchy prescribed by ASC 820 as follows:

Level 1 - unadjusted quoted prices for identical assets or liabilities in an active market;

Level 2 - inputs from quoted prices in markets where trading occurs infrequently or quoted prices of instruments with similar attributes in active markets; and

Level 3 - unobservable inputs reflecting management’s own assumptions about the inputs used in pricing the asset or liability.

Whenever possible, quoted prices in active markets are used to determine the fair value of our financial instruments. Our financial instruments are not held for trading or other speculative purposes. The estimated fair value of financial instruments has been determined by using available market information and appropriate valuation methodologies. However, considerable judgment is required in interpreting market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts that we could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

Cash Equivalents

As of December 31, 2014 and 2013, our cash equivalents consisted of money market funds. The fair value of cash equivalents approximates their book value due to their short maturity (Level 1), which was $0.2 million and $0.2 million as of December 31, 2014 and 2013, respectively.

Pension Assets

As of December 31, 2014 and 2013, IPL’s pension assets are recognized at fair value in the determination of our net accrued pension obligation in accordance with the guidelines established in ASC 715 and ASC 820, which is described below. For a complete discussion of the impact of recognizing pension assets at fair value, please refer to Note 11,  “Pension and Other Postretirement Benefits.”

Indebtedness

The fair value of our outstanding fixed rate debt has been determined on the basis of the quoted market prices of the specific securities issued and outstanding. In certain circumstances, the market for such securities was inactive and therefore the valuation was adjusted to consider changes in market spreads for similar securities. Accordingly, the purpose of this disclosure is not to approximate the value on the basis of how the debt might be refinanced.

The following table shows the face value and the fair value of fixed rate and variable rate indebtedness (Level 2) for the periods ending:

	December 31, 2014		December 31, 2013
	Face Value	Fair Value	Face Value	Fair Value
	(In Millions)
Fixed-rate	$1,155.3	$1,386.2	$1,025.3	$1,077.1
Variable-rate	50.0	50.0	50.0	50.0
Total indebtedness	$1,205.3	$1,436.2	$1,075.3	$1,127.1

The difference between the face value and the carrying value of this indebtedness represents unamortized discounts of $2.9 million and $1.3 million at December 31, 2014 and December 31, 2013, respectively.

Other Financial Assets and Liabilities

IPL did not have any financial assets or liabilities measured at fair value on a nonrecurring basis, which have been adjusted to fair value during the periods covered by this report. As of December 31, 2014 and 2013, all (excluding pension assets – see Note 11, “Pension and Other Postretirement Benefits”) of IPL’s financial assets or liabilities measured at fair value on a recurring basis were considered Level 3, based on the fair value hierarchy. The following table presents those financial assets and liabilities:

	Fair Value Measurements Using Level 3 at
	December 31, 2014	December 31, 2013
	(In Thousands)
Financial assets:
Financial transmission rights	$6,235	$4,288
Total financial assets measured at fair value	$6,235	$4,288
Financial liabilities:
Other derivative liabilities	$140	$155
Total financial liabilities measured at fair value	$140	$155

The following table sets forth a reconciliation of financial instruments, measured at fair value on a recurring basis, classified as Level 3 in the fair value hierarchy (note, amounts in this table indicate carrying values, which approximate fair values):

Derivative Financial Instruments, net Liability
(In Thousands)
Balance at January 1, 2012	$2,598
Unrealized gain recognized in earnings	11
Issuances	8,832
Settlements	(9,192)
Balance at December 31, 2012	$2,249
Unrealized gain recognized in earnings	15
Issuances	13,621
Settlements	(11,752)
Balance at December 31, 2013	$4,133
Unrealized gain recognized in earnings	16
Issuances	15,710
Settlements	(13,764)
Balance at December 31, 2014	$6,095

Valuation Techniques

FTRs

In connection with IPL’s participation in MISO, in the second quarter of each year IPL is granted financial instruments that can be converted into cash or FTRs based on IPL’s forecasted peak load for the period. FTRs are used in the MISO market to hedge IPL’s exposure to congestion charges, which result from constraints on the transmission system. IPL converts all of these financial instruments into FTRs. IPL’s FTRs are valued at the cleared auction prices for FTRs in the MISO’s annual auction. Because of the infrequent nature of this valuation, the fair value assigned to the FTRs is considered a Level 3 input under the fair value hierarchy required by ASC 820. An offsetting regulatory liability has been recorded as these revenues or costs will be flowed through to customers through the FAC. As such, there is no impact on our Consolidated Statements of Income.

Other Non-Recurring Fair Value Measurements

ASC 410 “Asset Retirement and Environmental Obligations” addresses financial accounting and reporting for legal obligations associated with the retirement of long-lived assets that result from the acquisition, construction, development and/or normal operation. A legal obligation for purposes of ASC 410 is an obligation that a party is required to settle as a result of an existing law, statute, ordinance, written or oral contract or the doctrine of promissory estoppel. IPL’s ARO liabilities relate primarily to environmental issues involving asbestos-containing materials, ash ponds, landfills and miscellaneous contaminants associated with its generating plants, transmission system and distribution system. We use the cost approach to determine the fair value of IPL’s ARO liabilities, which is estimated by discounting expected cash outflows to their present value at the initial recording of the liabilities. Cash outflows are based on the approximate future disposal costs as determined by market information, historical information or other management estimates. These inputs to the fair value of the ARO liabilities would be considered Level 3 inputs under the fair value hierarchy. Additions to the ARO liabilities were $15.4 million and $22.7 million during 2014 and 2013, respectively. As of December 31, 2014 and December 31, 2013, ARO liabilities were $59.1 million and $41.4 million, respectively.